Group cash flow statement - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2025		Jun. 30, 2024	Jun. 30, 2025		Jun. 30, 2024	Mar. 31, 2025
Cash flows from (used in) operating activities [abstract]
Profit (loss) before tax	$ 2,883		$ 1,254	$ 6,013		$ 5,887
Adjustments to reconcile profit (loss) [abstract]
Adjustments For Depreciation And Amortisation Expense Including Expense Arising From Exploration For And Evaluation Of Mineral Resource, Write-Off	4,723		4,225	8,959		8,581
Adjustments For Impairment Loss (Reversal Of Impairment Loss) Recognised In Profit Or Loss, And Adjustments For Gain Loss On Disposal Of Investments In Subsidiaries, Joint Ventures, And Associates	878		1,288	1,367		1,801
Share Of Profit Loss Of Associates And Joint Ventures Accounted For Using Equity Method, Excluding Dividends Received	40		19	(160)		(77)
Adjustments For Finance Costs And Interest Expense, Net Of Interest Paid	126		524	273		716
Adjustments for share-based payments	215		507	616		668
Adjustments For Increase (Decrease) In Pension And Other Post-Retirement Benefits	(36)		(34)	(47)		(66)
Adjustments for provisions	666		764	1,770		81
Adjustments For Decrease (Increase) In Inventories And Other Assets And Increase (Decrease) In Other Liabilities	(2,030)		1,556	(7,099)		(575)
Income taxes paid (refund), classified as operating activities	(1,194)		(2,003)	(2,587)		(3,907)
Cash flows from (used in) operating activities	6,271		8,100	9,105		13,109
Cash flows from (used in) investing activities [abstract]
Purchase of property, plant and equipment, intangible assets other than goodwill, investment property and other non-current assets	(3,236)		(3,463)	(6,587)		(7,181)
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities	(39)		(116)	(241)		(222)
Other cash payments to acquire interests in joint ventures, classified as investing activities	(59)		(95)	(117)		(448)
Purchase of interests in associates	(27)		(17)	(39)		(118)
Outflows of cash from investing activities	(3,361)		(3,691)	(6,984)		(7,969)
Proceeds from disposals of property, plant and equipment, intangible assets other than goodwill, investment property and other non-current assets	322		35	614		101
Cash flows from losing control of subsidiaries or other businesses	76		219	112		566
Cash receipts from repayment of advances and loans made to other parties	31		24	62		40
Inflows of cash from investing activities	429		278	788		707
Cash flows from (used in) investing activities	(2,932)		(3,413)	(6,196)		(7,262)
Cash flows from (used in) financing activities [abstract]
Payments to acquire or redeem entity's shares	(1,063)		(1,751)	(2,910)		(3,501)
Payments of lease liabilities, classified as financing activities	(784)		(679)	(1,511)		(1,373)
Proceeds from non-current borrowings	1,155		2,736	1,209		4,995
Repayments of non-current borrowings	(848)		(623)	(2,214)		(1,297)
Cash flows from (used in) increase (decrease) in current borrowings	39		49	(86)		65
Proceeds from issuing other equity instruments	0		0	500		1,296
Payments to redeem other equity instruments	0		0	0		(1,288)
Payments of other equity instruments	(332)		(271)	(604)		(527)
Proceeds from contributions of non-controlling interests	965		508	965		524
Dividends paid to equity holders of parent, classified as financing activities	(1,238)		(1,204)	(2,495)		(2,423)
Dividends paid to non-controlling interests, classified as financing activities	(127)		(60)	(201)		(186)
Cash flows from (used in) financing activities	(2,233)		(1,295)	(7,347)		(3,715)
Effect of exchange rate changes on cash and cash equivalents	193		(11)	299		(271)
Increase (decrease) in cash and cash equivalents	1,299		3,381	(4,139)		1,861
Cash and cash equivalents	35,067		$ 34,891	35,067		$ 34,891
Cash and cash equivalents if different from statement of financial position	$ 35,130	[1]		$ 35,130	[1]		$ 33,831

[1]	Second quarter and first half 2025 includes $63 million of cash and cash equivalents classified as assets held for sale in the group balance sheet.